Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Line Items]
Schedule of Parent Company Balance Sheets	PARENT COMPANY BALANCE SHEETS
	September 30, 2024	September 30, 2023
ASSETS
Current assets
Cash	$231,811	$1,363,617
Short-term investments	4,545,000	5,300,000
Prepaid expenses and other current assets	18,750	60,000
Intercompany receivable	1,260,100	-
Total current assets	6,055,661	6,723,617

Non-current assets
Income from investment in subsidiaries and VIE	12,971,378	8,337,887

Total assets	$19,027,039	$15,061,504

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Accounts payable	$-	$160,000
Due to a related party	137,613	-
Intercompany payable	758,493	758,493
Total liabilities	896,106	918,493

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares and 155,947,100 shares were issued and outstanding as of September 30, 2024 and 2023, respectively*	7,827	7,797
Additional paid-in capital	6,669,334	6,357,369
Retained earnings	11,453,772	7,777,845
Total shareholders’ equity	18,130,933	14,143,011

Total liabilities and shareholders’ equity	$19,027,039	$15,061,504
*	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.

Schedule of Parent Company Statements of Income and Comprehensive Income	PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	For the Years Ended September 30,
	2024	2023	2022
OPERATING EXPENSES
General and administrative expenses	$1,093,510	$587,490	$-

OTHER INCOME
Interest income, net	104,441	27,448	-
Other income, net	31,505	-	-

EQUITY IN EARNINGS OF SUBSIDIARIES	$4,633,491	$3,438,272	$2,706,527

NET INCOME	3,675,927	2,878,230	2,706,527
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-	-
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$3,675,927	$2,878,230	$2,706,527

Schedule of Parent Company Statements of Cash Flows	PARENT COMPANY STATEMENTS OF CASH FLOWS
	For the Years Ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,675,927	$2,878,230	$2,706,527
Adjustments to reconcile net cash flows from operating activities:
Short-term investments income	(45,000)	-	-
Equity in earnings of subsidiary and VIE and VIE’s subsidiaries	(4,633,491)	(3,438,272)	(2,706,527)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	41,250	(60,000)	-
Accrued liabilities and other payables	(160,000)	160,000	-
Net cash used in operating activities	(1,121,314)	(460,042)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for short-term investments	(5,000,000)	(8,933,357)	-
Redemption of short-term investments	5,800,000	3,633,357	-
Due from intercompany	(1,260,100)	(200)	-
Net cash used in investing activities	(460,100)	(5,300,200)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	-	8,000,000	-
Direct costs disbursed from initial public offerings proceeds	-	(1,212,779)	-
Proceeds from exercise of over-allotment option	-	336,638	-
Proceeds from sale of ordinary shares, net of issuance costs	311,995	-	-
Proceeds from amount due to related parties	137,613	-	-
Net cash provided by financing activities	449,608	7,123,859	-

Net (decrease) increase in cash	(1,131,806)	1,363,617	-

CASH, beginning of year	1,363,617	-	-

CASH, end of year	$231,811	$1,363,617	$-